Acquisition Of Hotel Properties (Narrative) (Details) $ in Thousands			3 Months Ended								12 Months Ended
	Dec. 14, 2016 USD ($) property loan shares	Oct. 02, 2015 shares	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($) property loan shares	Dec. 31, 2014 USD ($) property
Business Acquisition [Line Items]
Number of wholly-owned hotel properties acquired | property												3	0
Revenues			$ 10,470	$ 13,519	$ 14,155	$ 12,503	$ 13,394	$ 15,895	$ 16,733	$ 12,692	$ 50,647	$ 58,714	$ 58,799
Net income (loss)			$ 4,540	$ 2,792	$ 8,165	$ 7,298	$ 4,341	$ 11,230	$ (5,615)	$ 3,169	22,795	13,125	$ (16,236)
Acquisition costs											$ 550	684
Aloft Hotel, Leawood, Kansas [Member]
Business Acquisition [Line Items]
Number of wholly-owned hotel properties acquired | property	1
Aloft, Hotel Indigo, Marriott And Springhill Suites [Member]
Business Acquisition [Line Items]
Number of wholly-owned hotel properties acquired | property											4
Revenues											$ 12,786	2,611
Net income (loss)											$ 2,279	$ 356
Hotel Indigo, Marriott And Springhill Suites [Member]
Business Acquisition [Line Items]
Number of loans assumed | loan												1
Multiple Western Alliance Bank Loans [Member] | Aloft Hotel, Leawood, Kansas [Member]
Business Acquisition [Line Items]
Number of loans assumed | loan	2
Multiple GE Capital Franchise Finance Corporation Loans [Member] | Hotel Indigo, Marriott And Springhill Suites [Member]
Business Acquisition [Line Items]
Number of loans obtained | loan												2
Condor Hospitality Limited Partnership [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Common units issued | shares		2,298,879
Condor Hospitality Limited Partnership [Member] | Aloft Hotel, Leawood, Kansas [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Common units issued | shares	213,904
Condor Hospitality Limited Partnership [Member] | Hotel Indigo, Marriott And Springhill Suites [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Common units issued | shares												2,298,879
Level 3 [Member]
Business Acquisition [Line Items]
Purchase price												$ 42,500
Level 3 [Member] | Aloft Hotel, Leawood, Kansas [Member]
Business Acquisition [Line Items]
Purchase price	$ 22,500
Debt originated at acquisition	15,925
Cash paid for acquisition	6,525
Level 3 [Member] | Aloft, Hotel Indigo, Marriott And Springhill Suites [Member]
Business Acquisition [Line Items]
Cash paid for acquisition												14,900
Level 3 [Member] | Hotel Indigo, Marriott And Springhill Suites [Member]
Business Acquisition [Line Items]
Assumption of debt												11,220
Debt originated at acquisition												15,100
Remaining amount to be funded												16,180
Level 3 [Member] | Condor Hospitality Limited Partnership [Member] | Aloft Hotel, Leawood, Kansas [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Value of common units issued	$ 50
Level 3 [Member] | Condor Hospitality Limited Partnership [Member] | Hotel Indigo, Marriott And Springhill Suites [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Value of common units issued												$ 450